ORGANIZATION (FY) (Details) - Segment	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization [Abstract]
Number of operating segments	1	1
Minimum [Member]
Organization [Abstract]
Period to complete any process of liquidation, termination and dissolution		3 years
Maximum [Member]
Organization [Abstract]
Period to complete any process of liquidation, termination and dissolution		5 years